CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,851)	$ (5,002)	$ (5,828)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	230	206	372
Lease amortization	1,200	994	1,429
Net gain on disposal of assets	(25)	(2)	(33)
Gain on liquidation of a subsidiary			(6)
Reversal of guarantee obligations (ASC 460) reserve upon expiration of statute of limitations	(21)	(21)	(42)
Stock-based compensation expense	293	603	504
Recovery of credit losses	(1,315)	(3,465)	(9,158)
Allowance for inventory	133	682	4,573
Deferred income taxes	275	1,135	2,052
Changes in operating assets and liabilities
Accounts receivable	4,802	19,043	31,336
Inventories and deferred costs	303	(448)	578
Prepaid and other assets	(854)	1,693	(4,595)
Accounts payable	(5,015)	(6,057)	(6,089)
Income taxes payable	181	(417)	2,832
Customer advances	103	(108)	(160)
Deferred revenue		(6)	(329)
Other liabilities	(917)	(1,553)	2,393
Net cash provided by (used in) operating activities	(4,478)	7,277	19,829
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(255)	(250)	(348)
Proceeds from sale of short-term investments			2,100
Net cash provided by (used in) investing activities	(255)	(250)	1,752
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	4	20
Repurchase of ordinary shares		(13)
Net cash provided by financing activities	4	7
Effect of exchange rate changes on cash and cash equivalents	(2,483)	(6,451)	(3,693)
Net increase (decrease) in cash and cash equivalents	(7,212)	583	17,888
Cash, cash equivalents and restricted cash at beginning of year	66,859	66,276	48,388
Cash, cash equivalents and restricted cash at end of year	59,647	66,859	66,276
Cash paid:
Income taxes paid	$ 963	$ 1,342	$ 800